Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,916,456	1,338,832
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Weighted-average exercise price	$ 102.51	$ 105.01